Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement of comprehensive income [abstract]
Profit for the period	€ 62.4	€ 48.0
Other comprehensive (loss)/income:
Actuarial losses on defined benefit pension plans	(7.1)	0.0
Taxation credit on measurement of defined benefit pension plans	2.3	0.0
Items not reclassified to the Statement of Profit or Loss	(4.8)	0.0
Gain/(loss) on investment in foreign subsidiary, net of hedge	4.6	(2.7)
Effective portion of changes in fair value of cash flow hedges	(0.1)	(5.7)
Taxation (charge)/credit relating to components of other comprehensive income	(0.4)	1.6
Items that may be subsequently reclassified to the Statement of Profit or Loss	4.1	(6.8)
Other comprehensive loss for the period, net of tax	(0.7)	(6.8)
Total comprehensive income for the period	€ 61.7	€ 41.2